Share-based compensation - Summary of Option Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Number of shares under option plan, Beginning balance	4,599,899
Number of shares under option plan, Granted	555,300
Number of shares under option plan, Exercised	0
Number of shares under option plan, Forfeited	(196,686)
Number of shares under option plan, Ending balance	4,958,513	4,599,899
Number of shares under option plan, Exercisable at March 31, 2023	3,870,316
Number of shares under option plan, Vested and expected to vest at March 31, 2023	4,958,513
Weighted-average exercise price per option, Beginning balance	$ 4.93
Weighted-average exercise price per option, Granted	1.85
Weighted-average exercise price per option, Forfeited	9.77
Weighted-average exercise price per option, Ending balance	4.39	$ 4.93
Weighted-average exercise price per option, Exercisable at March 31, 2023	4.13
Weighted- average exercise price per option Vested and expected to vest at March 31, 2023	$ 4.39
Weighted- Average Remaining Contractual Life (years)	7 years	8 years 1 month 6 days
Weighted- average remaining contractual life Exercisable at March 31, 2023	6 years 4 months 24 days
Weighted- average remaining contractual life Vested and expected to vest at March 31, 2023	7 years